Cover	Nov. 06, 2025	Aug. 06, 2025
Cover [Abstract]
Document Type		8-K
Entity Tax Identification Number		76-0474169
Entity Registrant Name		Lexicon Pharmaceuticals, Inc.
Entity File Number		000-30111
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		2445 Technology Forest Blvd., 11th Floor
Entity Address, City or Town		The Woodlands
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77381
City Area Code		281
Local Phone Number		863-3000
Title of 12(b) Security		Common Stock, par value $0.001
Trading Symbol		LXRX
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Document Period End Date	Nov. 06, 2025
Amendment Flag		false
Entity Central Index Key		0001062822
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false